CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues		$ 1,720,626,082	$ 1,604,587,432	$ 1,297,140,194
Net cost of sales		(787,387,910)	(756,721,270)	(815,697,900)
Gross profit		933,238,172	847,866,162	481,442,294
Administrative expenses		(67,189,948)	(62,390,528)	(58,568,572)
Selling expenses		(115,259,291)	(101,607,971)	(87,148,189)
Other operating results, net		(47,307,739)	1,072,637	(2,173,662)
Reversal of Impairment of PPE		0	52,126,669	0
Operating profit		703,481,194	737,066,969	333,551,871
Net financial results
Financial income		218,465,752	152,853,649	843,369,691
Financial expenses		(386,262,883)	(272,936,847)	(1,442,934,673)
Other financial results		163,517,751	213,439,393	552,985,538
(Loss) / Gain on net monetary position		(58,886,419)	(64,994,633)	(161,912,121)
Total net financial results		(63,165,799)	28,361,562	(208,491,565)
Share of profit / (loss) from associates		3,727,703	320,716	(87,083)
Net income before income tax		644,043,098	765,749,247	124,973,223
Income tax expense		(223,182,952)	(278,803,758)	(57,602,212)
Total comprehensive income for the year		420,860,146	486,945,489	67,371,011
Total comprehensive income attributable to:
Owners of the Company		420,859,657	486,945,767	67,369,367
Non-controlling interests		$ 489	$ (278)	$ 1,644
Total comprehensive income per share attributable to owners of the Company:
Weighted average number of outstanding ordinary shares (in shares)	[1]	752,761,058	752,761,058	752,761,058
Basic earnings per share (in pesos per share)		$ 559.09	$ 646.88	$ 89.5
Diluted earnings per share (in pesos per share)		$ 559.09	$ 646.88	$ 89.5

[1]	As of December 31, 2024 and 2023, the weighted average number of shares excludes treasury shares.